Long-term loans (Tables)	12 Months Ended
Dec. 31, 2019
Long-term loans [abstract]
Long-term loans
	As at 31 December
	2019	2018
Loans from Huaneng Group and its subsidiaries (a)	5,403,574	4,724,753
Bank loans and other loans (b)	128,619,138	145,444,257

	134,022,712	150,169,010

Less: Current portion of long-term loans	18,658,114	20,620,849

Total	115,364,598	129,548,161

Loans from Huaneng Group and its subsidiaries (a)
	As at 31 December 2019
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	3,808,800	3,808,800	413,200	3,395,600	4.28%-4.75%
- Fixed rate	28,000	28,000	-	28,000	4.51%-4.61%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	580,891	580,891	246,549	334,342	4.42%-5.20%
- Fixed rate	320,658	320,658	150,000	170,658	5.10%-6.60%

Total		5,403,574	809,749	4,593,825

	As at 31 December 2018
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	3,596,000	3,596,000	469,200	3,126,800	4.28%-4.75%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	463,528	463,528	141,265	322,263	4.42%-4.75%

Total		4,724,753	610,465	4,114,288

Bank loans and other loans (b)
	As at 31 December 2019
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000
Secured
RMB
- Fixed rate	5,032,030	5,032,030	1,262,520	3,769,510	4.41%-4.90%
- Variable rate	4,528,406	4,528,406	521,689	4,006,717	4.28%-4.90%
S$
- Variable rate	79,371	410,658	-	410,658	2.93%
Unsecured
RMB
- Fixed rate	7,477,712	7,477,712	1,803,335	5,674,377	2.65%-5.39%
- Variable rate	88,504,897	88,504,897	12,691,426	75,813,471	1.80%-6.55%
US$
- Variable rate	1,430,672	9,974,968	1,095,931	8,879,037	2.90%-6.82%
S$
- Variable rate	2,400,063	12,417,684	431,622	11,986,062	3.33%
€
- Fixed rate	15,451	120,760	34,772	85,988	2.00%-2.15%
JPY
- Fixed rate	2,372,009	152,023	7,070	144,953	0.75%

Total		128,619,138	17,848,365	110,770,773

	As at 31 December 2018
	Original currency	RMB equivalent	Less: Current portion	Non- current portion	Annual interest rate
	’000
Secured
RMB
- Fixed rate	5,853,730	5,853,730	1,211,700	4,642,030	4.41%-4.90%
- Variable rate	3,504,911	3,504,911	528,586	2,976,325	4.28%-4.90%
S$
- Variable rate	20,359	101,920	-	101,920	3.25%
Unsecured
RMB
- Fixed rate	11,133,929	11,133,929	4,184,303	6,949,626	2.00%-5.39%
- Variable rate	101,626,230	101,626,230	12,589,306	89,036,924	1.80%-6.55%
US$
- Variable rate	1,548,255	10,625,985	910,948	9,715,037	1.74%-7.29%
S$
- Variable rate	2,451,466	12,272,527	530,272	11,742,255	3.46%
€
- Fixed rate	21,841	171,393	48,441	122,952	0.75%-2.15%
JPY
- Fixed rate	2,482,335	153,632	6,828	146,804	0.75%

Total		145,444,257	20,010,384	125,433,873

Maturity of long-term loans
	Loans from
	Huaneng Group and its subsidiaries		Bank loans and other loans
	As at 31 December		As at 31 December
	2019	2018	2019	2018

1 year or less	809,749	610,465	17,848,365	20,010,384
More than 1 year but no more than 2 years	1,320,611	760,580	28,426,578	27,940,579
More than 2 years but no more than 3 years	1,389,225	1,104,684	18,597,867	33,477,976
More than 3 years but no more than 4 years	106,719	805,024	11,400,277	14,109,277
More than 4 years but no more than 5 years	87,509	97,000	18,140,495	11,216,306
More than 5 years	1,689,761	1,347,000	34,205,556	38,689,735

	5,403,574	4,724,753	128,619,138	145,444,257
Less: amount due within 1 year included under current liabilities	809,749	610,465	17,848,365	20,010,384

Total	4,593,825	4,114,288	110,770,773	125,433,873